Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted	6 Months Ended
	Jun. 30, 2023 £ / shares
Incentive Equity Plan [Member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Exercise price		[1]
Expected volatility		[1]
Dividend yield		[1]
Risk free interest rate		[1]
Incentive Equity Plan – Executive Directors [Member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Exercise price
Expected volatility	83.10%
Dividend yield
Risk free interest rate	3.74%
Bottom of range [member] | Incentive Equity Plan [Member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Fair value per share1	£ 1.98	[1]
Bottom of range [member] | Incentive Equity Plan – Executive Directors [Member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Fair value per share1	3.39
Top of range [member] | Incentive Equity Plan [Member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Fair value per share1	2.73	[1]
Top of range [member] | Incentive Equity Plan – Executive Directors [Member]
Equity and Share-Based Payments (Details) - Schedule of Fair Value of the Employee Share Options Granted [Line Items]
Fair value per share1	£ 4.64

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.